2024 HIGHLIGHTS - Transmission Auction (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Highlights [Line Items]
Auctioned Permitted Annual Revenues		R$ 590,540
Eletronorte
Highlights [Line Items]
Concession term (years)	30 years
SPE Nova Era Catarina Transmissora SA
Highlights [Line Items]
Auctioned Permitted Annual Revenues		R$ 162,400
Construction period (months)		60 months
SPE Nova Era Cear Transmissora S.A.
Highlights [Line Items]
Auctioned Permitted Annual Revenues		R$ 114,500
Construction period (months)		60 months
SPE Nova Era Integrao Transmissora S.A.
Highlights [Line Items]
Auctioned Permitted Annual Revenues		R$ 302,000
Construction period (months)		66 months
SPE Nova Era Teresina Transmissora SA
Highlights [Line Items]
Auctioned Permitted Annual Revenues		R$ 11,640
Construction period (months)		42 months